Related Parties - Additional Information (Details)										1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 30, 2024 USD ($) $ / shares shares	Aug. 09, 2024 USD ($)	Jul. 10, 2024 USD ($) $ / shares	Apr. 02, 2024 USD ($)	Dec. 29, 2023 USD ($)	Apr. 11, 2023 USD ($)	May 23, 2022 shares	Apr. 11, 2022 $ / shares shares	Feb. 03, 2022 USD ($) shares	Mar. 31, 2022 shares	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 24, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jul. 18, 2023 USD ($)	Jul. 11, 2023 USD ($)
Related Party Transaction [Line Items]
Deferred offering cost													$ 6,000,000			$ 0
Agreed to purchase (in Shares) | shares	40,000,000
Share price (in Dollars per share) | $ / shares	$ 1.24
Accrued interest expense - related party												$ 1,355,000	35,000			896,000
Loans payable, noncurrent												$ 52,172,274,000	49,433,467,000			37,900,873,000
Debt conversion, description	(a) the sum of the aggregate amount of the Outstanding Indebtedness and the amount that is equal to 10% of such aggregate amount of the Outstanding Indebtedness divided by (b) $11.00 (rounded up to the nearest whole share).											(a) the sum of the aggregate amount of the Outstanding Indebtedness and the amount that is equal to 10% of such aggregate amount of the Outstanding Indebtedness divided by (b) $11.00 (rounded up to the nearest whole share).
Maximum [Member]
Related Party Transaction [Line Items]
Loans payable, noncurrent													$ 60,000,000,000			60,000,000,000
Denali Capital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Per share price (in Dollars per share) | $ / shares								$ 10				$ 10	$ 10
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination												20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination												30	30
Shares granted (in Shares) | shares												130,000	130,000
Working capital loans												$ 1,500,000	$ 1,500,000
Principal balance																			$ 825,000
Loan amount					$ 430,000												$ 430,000	$ 430,000
Additional aggregate amount				$ 186,800	157,500							591,800	591,800
Maximum limit amount				$ 1,200,000	$ 1,000,000									$ 2,000,000
Sponsor paid												$ 565,700	565,700
Denali Capital Acquisition Corp [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Purchased interests (in Dollars per share) | $ / shares			$ 0.02
Principal amount		$ 15,064	$ 180,000								$ 412,500		$ 412,500
Principal balance															$ 565,700
Percentage of borrowed from sponsor												4.86%	4.86%
Remaining drawable amount		$ 164,936
Denali Capital Acquisition Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accrued interest expense - related party												$ 110,237	$ 74,555			$ 18,021
Denali Capital Acquisition Corp [Member] | Business Combination [Member]
Related Party Transaction [Line Items]
Post-business combination entity price (in Dollars per share) | $ / shares												$ 10	$ 10
Denali Capital Acquisition Corp [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Per share price (in Dollars per share) | $ / shares								$ 10
Purchased interests (in Dollars per share) | $ / shares												$ 10	10
Share price (in Dollars per share) | $ / shares											$ 10.2		$ 10.2
Fair value shares (in Shares) | shares												300,000	300,000
Principal amount			15,037
Promissory note outstanding amount												$ 1,574,970	$ 1,408,200
Remaining drawable amount			$ 164,963									164,963
Denali Capital Acquisition Corp [Member] | Sponsor [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount						$ 825,000
Principal balance												412,500	412,500
Denali Capital Acquisition Corp [Member] | Sponsor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accrued interest expense - related party												110,237	74,555
Denali Capital Acquisition Corp [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares) | shares										20,000
Denali Capital Acquisition Corp [Member] | Director [Member]
Related Party Transaction [Line Items]
Shares granted to executive officers												$ 1,005,964	$ 1,005,964
Denali Capital Acquisition Corp [Member] | Director [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares granted to executive officers price per share (in Dollars per share) | $ / shares												$ 7.74	$ 7.74
Denali Capital Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares) | shares							1,932,500		2,156,250
Deferred offering cost									$ 25,000
Forfeited share (in Shares) | shares							375,000
Denali Capital Acquisition Corp [Member] | Founder Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares) | shares										110,000
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares [Member]
Related Party Transaction [Line Items]
Per share price (in Dollars per share) | $ / shares											$ 12		$ 12
Denali Capital Acquisition Corp [Member] | Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares) | shares												500,000	500,000
Forfeited share (in Shares) | shares							93,750
Per share price (in Dollars per share) | $ / shares	$ 0.0001
Agreed to purchase (in Shares) | shares	500,000
Share price (in Dollars per share) | $ / shares	$ 0.0001
Sponsor transferred (in Shares) | shares	500,000
Denali Capital Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sponsor transferred (in Shares) | shares								30,000
Denali Capital Acquisition Corp [Member] | Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Forfeited share (in Shares) | shares							93,750
Denali Capital Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Agreed to purchase (in Shares) | shares	500,000
Cash consideration	$ 2,000,000
Shares of common stock (in Shares) | shares	300,000
Share price (in Dollars per share) | $ / shares	$ 0.0001
Denali Capital Acquisition Corp [Member] | Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Purchased interests (in Dollars per share) | $ / shares	$ 0.0001
Estimate the fair value												$ 2,000,000	$ 2,000,000